Cover	Oct. 11, 2021
Cover [Abstract]
Entity Registrant Name	Solitron Devices, Inc.
Entity Central Index Key	0000091668
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 11, 2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	DE
Entity File Number	001-04978
Entity Tax Identification Number	22-1684144
Entity Address Address Line 1	3301 Electronics Way
Entity Address City Or Town	West Palm Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33407
City Area Code	561
Local Phone Number	848-4311